UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	5/31/2008

Date of reporting period:	2/29/2008

Item 1.	Schedule of Investments

Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of February 29, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.4%
COMMON STOCKS 93.9
Agricultural Products 0.2%
2,346,200	Agrenco Ltd. 144A (Brazil)(a)(f)(h)	$8,352,034

Aluminum 1.4%
733,900	Century Aluminum Co.(a)(b)	48,532,807

Coal & Consumable Fuels 2.4%
806,800	Cameco Corp. (Canada)	31,599,837
729,000	CONSOL Energy, Inc.(b)	55,389,420

		86,989,257

Diversified Metals & Mining 12.8%
1,236,900	African Rainbow Minerals Ltd. (South Africa)	31,925,588
1,354,800	Cia Vale Do Rio Doce (Brazil)(ADR)(b)	47,201,232
603,300	First Quantum Minerals Ltd. (Canada)	55,974,962
1,267,700	First Uranium Corp. (South Africa)(a)	10,187,967
600,000	First Uranium Corp. 144A (South Africa)(a)(f)(h)	4,821,946
698,900	FNX Mining Co., Inc. (Canada)(a)	22,999,615
14,200	FNX Mining Co., Inc. 144A (Canada)(a)(f)(h)	467,298
962,099	Freeport-McMoRan Copper & Gold, Inc.(b)	97,037,304
219,800	MMX Mineracao e Metalicos SA (Brazil)(a)	116,977,114
1,398,700	Northern Dynasty Minerals Ltd.(a)(b)	17,078,127
178,000	Southern Copper Corp.(b)	20,311,580
1,714,200	Sterlite Industries India Ltd. (India)(ADR)(a)(b)	35,741,070

		460,723,803

Gas Utilities 1.0%
575,500	Equitable Resources, Inc.	35,462,310

Gold 13.4%
731,800	Agnico-Eagle Mines Ltd.(a)(b)	50,347,840
8,000,000	Archipelago Resources PLC (United Kingdom)(a)	4,371,498
6,303,400	AXMIN, Inc. (Canada)(a)	4,867,243
885,046	Barrick Gold Corp.(b)	45,978,140
982,800	Centerra Gold, Inc. (Canada)(a)	14,698,314
3,653,600	Crystallex International Corp.(a)(b)	7,672,560
1,807,300	Crystallex International Corp. (Canada)(a)	3,764,252
4,306,800	Eldorado Gold Corp. (Canada)(a)	29,886,151
4,519,100	European Goldfields Ltd. (Canada)(a)	27,181,176
2,837,400	Gabriel Resources Ltd. (Canada)(a)	5,333,188
993,800	Gold Reserve, Inc.(a)(b)	5,346,644
216,800	Gold Reserve, Inc.(a)	1,158,616
1,325,336	Goldcorp, Inc.(b)	57,267,769
792,400	Highland Gold Mining Ltd. (United Kingdom)(a)	3,312,215
2,480,800	Kinross Gold Corp.(a)(b)	61,523,840
1,092,300	Lihir Gold Ltd. (Papua New Guinea)(ADR)(b)	42,195,549

3,817,384	Lihir Gold Ltd. 144A (Papua New Guinea)(a)(h)	14,783,715
1,734,700	Nevsun Resources Ltd. (Canada)(a)	3,436,795
1,031,927	Newcrest Mining Ltd. (Australia)	35,876,527
439,890	Newcrest Mining Ltd. 144A (Australia)(h)	15,293,452
474,800	Newmont Mining Corp.(b)	24,295,516
2,250,600	Orezone Resources, Inc. (Canada)(a)	4,001,575
176,300	Seabridge Gold, Inc.(a)(b)	4,791,834
3,312,300	Semafo, Inc. (Canada)(a)	5,216,220
4,783,700	Semafo, Inc. 144A (Canada)(a)(f)(h)	7,533,386

		480,134,015

Independent Power Producers & Energy Traders 1.0%
834,000	NRG Energy, Inc.(a)(b)	34,419,180

Integrated Oil & Gas 11.6%
473,200	Hess Corp.(b)	44,092,776
835,500	Marathon Oil Corp.	44,415,180
595,700	Murphy Oil Corp.	47,882,366
849,200	OAO Gazprom (Russia)(ADR)	43,139,360
677,300	Occidental Petroleum Corp.	52,402,701
511,100	Petroleo Brasileiro SA (Brazil)(ADR)(b)	59,972,474
225,600	SandRidge Energy, Inc.(a)	8,491,584
904,900	Sasol Ltd. (South Africa)(ADR)(b)	46,339,929
693,900	Suncor Energy, Inc.	71,610,480

		418,346,850

Marine Ports & Services 0.1%
5,547,300	DP World, Ltd. 144A(a)(h)	4,992,570

Oil & Gas Drilling 3.2%
328,900	Nabors Industries Ltd.(a)(b)	10,370,217
837,200	Noble Corp.	41,148,380
448,756	Transocean, Inc.(b)	63,054,706

		114,573,303

Oil & Gas Equipment & Services 11.3%
338,800	Baker Hughes, Inc.(b)	22,797,852
964,800	Cameron International Corp.(a)(b)	40,984,704
554,400	Exterran Holdings, Inc.(a)(b)	38,613,960
424,200	FMC Technologies, Inc.(a)(b)	24,035,172
837,700	Halliburton Co.	32,083,910
1,258,400	Integra Group Holdings (GDR)(a)	16,875,144
418,300	National Oilwell Varco, Inc.(a)(b)	26,060,090
1,360,500	Petroleum Geo-Services ASA (Norway) (ADR)(b)	33,060,150
399,500	Schlumberger Ltd.	34,536,775
217,600	SEACOR Holdings, Inc.(a)(b)	20,887,424
419,400	Smith International, Inc.(b)	26,434,782
722,700	Superior Energy Services, Inc.(a)	29,406,663
1,023,500	Tenaris SA (Luxembourg)(ADR)(b)	45,494,575
253,200	W-H Energy Services, Inc.(a)	15,918,684

		407,189,885

Oil & Gas Exploration & Production 22.9%
662,500	Anadarko Petroleum Corp.	42,227,750
708,500	Bill Barrett Corp.(a)(b)	32,831,890
3,600,000	BPI Energy Holdings, Inc.(a)	1,080,000
800,600	Cabot Oil & Gas Corp.	39,829,850
680,800	Cairn Energy PLC (United Kingdom)	36,525,947
588,600	CNX Gas Corp.(a)(b)	21,554,532
939,800	Concho Resources, Inc.(a)(b)	21,897,340
1,462,400	Denbury Resources, Inc.(a)	46,635,936
550,600	Devon Energy Corp.(b)	56,557,632
581,600	Newfield Exploration Co.(a)	32,209,008
672,600	Nexen, Inc.	20,971,668
3	OGX Petroleo e Gas Participacoes SA (Brazil) (Private) (cost $9; purchased 12/11/07)(a)(f)(g)	9
2,317,636	OPTI Canada, Inc. (Canada)(a)	40,736,706
1,722,900	Petrohawk Energy Corp.(a)(b)	31,150,032
1,063,000	Quicksilver Resources, Inc.(a)(b)	36,567,200
1,050,450	Range Resources Corp.(b)	64,266,531
1,215,700	Southwestern Energy Co.(a)	79,300,110
2,674,700	Talisman Energy, Inc.	45,336,165
551,694	Trident Resources Corp. (Canada) (Private) (cost $17,670,540; purchased 12/4/03 - 1/5/06)(a)(f)(g)	5,605,222
482,800	Ultra Petroleum Corp.(a)(b)	37,885,316
4,810,000	UTS Energy Corp. (Canada)(a)	28,442,164
1,037,697	Woodside Petroleum Ltd. (Australia)	54,262,716
736,050	XTO Energy, Inc.	45,421,646

		821,295,370

Oil & Gas Refining & Marketing 2.9%
952,100	Frontier Oil Corp.(b)	33,999,491
345,900	Holly Corp.	18,467,601
887,200	Valero Energy Corp.	51,253,544

		103,720,636

Oil & Gas Storage & Transportation 1.2%
153,800	Cheniere Energy, Inc.(a)	4,510,954
1,024,400	Williams Cos., Inc.	36,898,888

		41,409,842

Packaged Foods 0.7%
1,760,900	Cosan Ltd. (Class A)(a)(b)	26,413,500

Precious Metals & Minerals 5.5%
673,200	Apex Silver Mines, Ltd.(a)(b)	8,946,828
768,500	Cia de Minas Buenaventura SA (Peru)(ADR)	58,429,055
2,766,300	Coeur d’Alene Mines Corp.(a)(b)	13,333,566
1,371,100	Greystar Resources Ltd. (Canada)(a)	9,194,067
245,600	Impala Platinum Holdings Ltd. (South Africa)	10,163,113
950,400	Impala Platinum Holdings Ltd. (South Africa) (ADR)(b)	39,299,040
648,100	Pan American Silver Corp.(a)	25,924,000
95,067	Pan American Silver Corp. (Canada)(a)	3,807,509
523,100	Platmin, Ltd. 144A (South Africa)(a)(f)(g)(h)	4,198,618
1,445,300	Silver Wheaton Corp.(a)(b)	25,032,596

		198,328,392

Steel 2.3%
431,600	Cleveland-Cliffs, Inc.(b)	51,558,936
469,900	Nucor Corp.(b)	30,341,443

		81,900,379

	Total common stocks (cost $2,050,198,808)	3,372,784,133

Principal Amount (000)
CORPORATE BOND 0.7%
Oil & Gas Exploration & Production 0.7%
$28,245	Trident Resources Corp. (Canada) (Private) 10.64%, due 8/12/12 (cost $26,893,176; purchased 8/20/07 – 2/25/08)(f)(g)	26,678,097

Units
WARRANTS(a)
Gold
903,650	Crystallex International Corp. (Canada) (Private) expiring 8/11/09 (cost $0; purchased 2/8/08)(f)(g)	199,983

Oil & Gas Exploration & Production
2,628,029	Trident Resources Corp. (Canada) (Private) expiring 1/1/15 (cost $0; purchased 8/20/07)(f)(g)	267

	Total warrants (cost $0)	200,250

Shares
PREFERRED STOCK & WARRANTS 0.8%
Oil & Gas Exploration & Production 0.8%
25,186,000	OGX Petroleo e Gas Participacoes SA (Brazil) (Class A) (Private) (cost $25,126,364; purchased 12/17/07)(a)(f)(g)	26,982,128
80,000	Trident Resources Corp. (Canada) (Class B) (Private) 7.00% expiring 3/10/13 @ $12.50 (cost $5,000,000; purchased 7/7/06)(a)(f)(g)	1,000,000

	Total preferred stock & warrants (cost $30,126,364)	27,982,128

	Total long-term investments (cost $2,107,218,348)	3,427,644,608

Shares
SHORT-TERM INVESTMENT 32.4%
Affiliated Money Market Mutual Fund
1,166,047,415	Dryden Core Investment Fund - Taxable Money Market Series (cost $1,166,047,415; includes $1,007,130,300 of cash collateral received for securities on loan)(c)(d)	1,166,047,415

	Total Investments(e) 127.8% (cost $3,273,265,763)(i)	4,593,692,023
	Liabilities in excess of other assets (27.8%)	(999,026,379)

	Net Assets 100.0%	$3,594,665,644

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt.

CAD – Canadian Dollars.

GDR – Global Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $938,855,429; cash collateral of $1,007,130,300 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	As of February 29, 2008, seven securities representing $60,465,706 and 1.7% of the total net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	Indicates a security that has been deemed illiquid.
(g)	Indicates securities restricted to resale. The aggregate cost of such securities was $79,159,230. The aggregate value of $64,664,324 is approximately 1.8% of net assets.
(h)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2008 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$3,273,406,036	$1,383,580,205	$63,294,218	$1,320,285,987

The difference between book and tax basis was primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities: assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds invest in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date April 23, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer
Date April 23, 2008

*	Print the name and title of each signing officer under his or her signature.